UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Abrams Capital Management, L.P.
Address: 222 Berkeley Street
         22nd Floor
         Boston, MA  02116

13F File Number:  028-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Fred Leif
Title:     Chief Financial Officer
Phone:     617-646-6100

Signature, Place, and Date of Signing:

 /s/      Fred Leif     Boston, MA     May 13, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $1,011,287 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARBITRON INC                   COM              03875Q108   118800  2967775 SH       SOLE                  2967775        0        0
BLOCK H & R INC                COM              093671105   170422 10180498 SH       SOLE                 10180498        0        0
CAREFUSION CORP                COM              14170T101    47940  1700000 SH       SOLE                  1700000        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    48264  3317090 SH       SOLE                  3317090        0        0
CROWN CASTLE INTL CORP         COM              228227104   114799  2697983 SH       SOLE                  2697983        0        0
IRON MTN INC                   COM              462846106    62460  2000000 SH       SOLE                  2000000        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104   129519  8074750 SH       SOLE                  8074750        0        0
LUBRIZOL CORP                  COM              549271104    80376   600000 SH       SOLE                   600000        0        0
MCGRAW HILL COS INC            COM              580645109    59973  1522146 SH       SOLE                  1522146        0        0
PENNYMAC MTG INVT TR           COM              70931T103    21031  1143600 SH       SOLE                  1143600        0        0
SLM CORP                       COM              78442P106   151412  9896207 SH       SOLE                  9896207        0        0
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9     6291  5500000 SH       SOLE                  5500000        0        0